UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Redwood Capital Management, LLC

Address:    910 Sylvan Avenue
            Englewood Cliffs, NJ 07632

13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jonathan Kolatch
Title:      Managing Member
Phone:      (201) 227-5040

Signature, Place and Date of Signing:


/s/ Jonathan Kolatch              Englewood Cliffs, NJ       November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $271,396
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                   Redwood Capital Management, LLC
                                                          September 30, 2011
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE     SHARED NONE
--------------                --------------     -----      -------   -------   --- ----   ----------  -----    ----     ------ ----
AETNA INC NEW                 COM               00817Y108   1,090        30,000 SH         SOLE        NONE        30,000
BP PLC                        SPONSORED ADR     055622104   9,017       250,000 SH         SOLE        NONE       250,000
CENTRAL PAC FINL CORP         COM NEW           154760409   8,249       799,279 SH         SOLE        NONE       799,279
CIGNA CORP                    COM               125509109  25,164       600,000 SH         SOLE        NONE       600,000
CITIGROUP INC                 COM NEW           172967424   7,684       300,000 SH         SOLE        NONE       300,000
DANA HLDG CORP                COM               235825205  13,670     1,301,899 SH         SOLE        NONE     1,301,899
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105   2,815        50,000 SH         SOLE        NONE        50,000
GENERAL MTRS CO               JR PFD CNV SRB    37045V209     702        20,000 SH         SOLE        NONE        20,000
GENERAL MTRS CO               *W EXP 07/10/201  37045V118     233        20,037 SH         SOLE        NONE        20,037
GENERAL MTRS CO               *W EXP 07/10/201  37045V126     159        20,037 SH         SOLE        NONE        20,037
GLOBAL CROSSING LTD           SHS NEW           G3921A175   2,391       100,000 SH         SOLE        NONE       100,000
HEADWATERS INC                COM               42210P102     872       605,400 SH         SOLE        NONE       605,400
HEWLETT PACKARD CO            COM               428236103   3,368       150,000 SH         SOLE        NONE       150,000
JPMORGAN CHASE & CO           COM               46625H100  12,048       400,000 SH         SOLE        NONE       400,000
LEAR CORP                     COM NEW           521865204  29,249       681,800 SH         SOLE        NONE       681,800
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100   7,329       300,000 SH         SOLE        NONE       300,000
MACYS INC                     COM               55616P104  17,099       649,673 SH         SOLE        NONE       649,673
MERCER INTL INC               COM               588056101   5,964       877,000 SH         SOLE        NONE       877,000
METLIFE INC                   COM               59156R108  15,210       543,031 SH         SOLE        NONE       543,031
MICROSOFT CORP                COM               594918104  14,934       600,000 SH         SOLE        NONE       600,000
NAVISTAR INTL CORP NEW        COM               63934E108  13,233       412,000 SH         SOLE        NONE       412,000
NEWS CORP                     CL B              65248E203   3,120       200,000 SH         SOLE        NONE       200,000
NORTEL INVERSORA S A          SPON ADR PFD B    656567401  10,220       442,435 SH         SOLE        NONE       442,435
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T     780097713  12,517     1,038,763 SH         SOLE        NONE     1,038,763
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S     780097739   7,859       707,380 SH         SOLE        NONE       707,380
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS R    780097747   5,054       489,260 SH         SOLE        NONE       489,260
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q    780097754   4,750       417,766 SH         SOLE        NONE       417,766
ROYAL BK SCOTLAND GROUP PLC   ADR PFD SER P     780097762   1,259       119,867 SH         SOLE        NONE       119,867
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N    780097770   3,985       375,609 SH         SOLE        NONE       375,609
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M     780097796     936        87,536 SH         SOLE        NONE        87,536
UNITED CONTL HLDGS INC        COM               910047109  11,632       600,230 SH         SOLE        NONE       600,230
WELLPOINT INC                 COM               94973V107  19,584       300,000 SH         SOLE        NONE       300,000

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